Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

NOTE 7 – SUBSEQUENT EVENTS

The Company has evaluated events and transactions that occurred between July 1, 2014 and October 8, 2014 which is the date the financial statements were available to be issued, for possible disclosure in the consolidated financial statements.

Reorganization

In July 2014 the Company was reorganized as discussed in Note 1 and 6. Such reorganization was treated as a recapitalization of Ceberus Distribution & Courier Services, Inc.

New Subsidiary

In August 2014 the Company formed a new company, “Orbis Logistics Limited”, located in the United Kingdom. This is a wholly owned subsidiary of Orbis Corporation and will be used to conduct business in England.

Convertible Promissory Notes

On January 15, March 29, April 16, August 13, and September 25, 2014 the following amounts were paid by a third party on behalf of the Company for legal, accounting and auditing services provided to Ceberus: $12,371 (legal), $9,500 (accounting) and $26,962 (auditing). On August 15, and September 26, 2014 Convertible Promissory Notes were created to memorialize the obligation to repay the funds to Orbis. The terms of the Notes are as follows:

Principal and Interest. Interest shall accrue on the unpaid principal balance and any unpaid late fees or other fees under these Notes at a rate of ten percent (10.0%) per annum until the full amount of the principal and fees has been paid. The entire unpaid principal balance and all accrued and unpaid interest, if any, under these Notes, shall be due and payable on the date that is 180 days from the respective note date.

Payment. Unless prepaid or converted in accordance with the terms of the respective Notes, all principal and accrued interest under these Notes is payable in one lump sum on the respective Note Maturity Date. All payments of interest and principal shall be (i) in lawful money of the United States of America, and (ii) in the form of immediately available funds. All payments shall be applied first to costs of collection, if any, then to accrued and unpaid interest, and thereafter to principal.

Lender Optional Conversion to Shares. Beginning on the respective date of issuance of the Notes, lender is entitled to convert all amounts due thereunder into shares of the Company’s Common Stock at the Conversion Price. Conversion rights shall terminate upon acceptance by lender of payment in full of principal, accrued interest and any other amounts due under the Notes.

Calculation. The number of shares of the Company’s Common Stock to be issued upon conversion of the Notes shall be determined by dividing (x) the amount of principal and accrued and unpaid interest to be converted by (y) the Conversion Price then in effect.

Conversion Price; Number of Shares. The conversion price shall be computed by dividing the principal sum and any accrued interest outstanding on the Promissory Note by the average volume weighted average price of the Company’s common stock over the seven (7) trading days prior to the Conversion Date and then multiplying the result by 80% (20% discount to market) or $0.01, whichever is greater (the “Conversion Price”). Provided however, that if no market exists, then the Conversion Price shall be $0.01 per share.

NOTE 6 - SUBSEQUENT EVENTS

The Company has evaluated events and transactions that occurred between December 31, 2013 and October 8, 2014 which is the date the consolidated financial statements were available to be issued, for possible disclosure in the consolidated financial statements.

Reorganization

In July 2014 the Company was reorganized as discussed in Notes 1 and 4. Such reorganization was treated as a recapitalization of Ceberus Distribution & Courier Services, Inc.

Convertible Promissory Notes

On January 15, March 29, April 16, August 13, and September 25, 2014 the following amounts were paid by a third party on behalf of the Company for legal, accounting and auditing services provided to Ceberus: $12,371 (legal), $9,500 (accounting) and $26,962 (auditing). On August 15, and September 26, 2014 Convertible Promissory Notes were created to memorialize the obligation to repay the funds to Orbis. The terms of the Notes are as follows:

Principal and Interest. Interest shall accrue on the unpaid principal balance and any unpaid late fees or other fees under these Notes at a rate of ten percent (10.0%) per annum until the full amount of the principal and fees has been paid. The entire unpaid principal balance and all accrued and unpaid interest, if any, under these Notes, shall be due and payable on the date that is 180 days from the respective note date.

Payment. Unless prepaid or converted in accordance with the terms of the respective Notes, all principal and accrued interest under these Notes is payable in one lump sum on the respective Note Maturity Date. All payments of interest and principal shall be (i) in lawful money of the United States of America, and (ii) in the form of immediately available funds. All payments shall be applied first to costs of collection, if any, then to accrued and unpaid interest, and thereafter to principal.

Lender Optional Conversion to Shares. Beginning on the respective date of issuance of the Notes, lender is entitled to convert all amounts due thereunder into shares of the Company’s Common Stock at the Conversion Price. Conversion rights shall terminate upon acceptance by lender of payment in full of principal, accrued interest and any other amounts due under the Notes.

Calculation. The number of shares of the Company’s Common Stock to be issued upon conversion of the Notes shall be determined by dividing (x) the amount of principal and accrued and unpaid interest to be converted by (y) the Conversion Price then in effect.

Conversion Price; Number of Shares. The conversion price shall be computed by dividing the principal sum and any accrued interest outstanding on the Promissory Note by the average volume weighted average price of the Company’s common stock over the seven (7) trading days prior to the Conversion Date and then multiplying the result by 80% (20% discount to market) or $0.01, whichever is greater (the “Conversion Price”). Provided however, that if no market exists, then Conversion Price shall be $0.01 per share.